Commitments and contingent liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Commitments and contingent liabilities
18.	Commitments and contingent liabilities

As at June 30, 2024, the Group did not have any material capital commitments and the Group did not have any significant contingent liabilities (December 31, 2023: Nil).